Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,162,400	$ 3,596,262
Accounts receivable	189,068	306,012
Prepaid expenses and other current assets	47,317	280,479
Total current assets	3,398,785	4,182,753
Property and equipment, net	902,097	1,511,493
Other assets:
Restricted cash	534,780	534,780
Other assets	111,556	114,572
Total assets	4,947,218	6,343,598
Current liabilities:
Accounts payable	308,857	343,736
Accrued expenses and other current liabilities	386,355	714,384
Deferred revenue	14,505	130,539
Equipment lease financing	251,631	240,473
Derivative liabilities		2,138,091
Total current liabilities	961,348	3,567,223
Deferred rent, net of current portion	63,116	36,847
Long-term equipment lease financing	14,840	266,471
Total liabilities	1,039,304	3,870,541
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized: -0- shares issued and outstanding as of December 31, 2016 and 2015, respectively
Common stock, $0.001 par value; 300,000,000 shares authorized: 128,343,122 and 51,932,571 shares issued and outstanding as of December 31, 2016 and 2015, respectively	128,343	51,933
Additional paid-in-capital	30,044,778	16,830,100
Accumulated deficit	(26,265,207)	(14,408,976)
Total stockholders' equity	3,907,914	2,473,057
Total liabilities and stockholders' equity	$ 4,947,218	$ 6,343,598